SUBSEQUENT EVENTS (Details)			1 Months Ended			3 Months Ended			4 Months Ended	12 Months Ended
	Feb. 23, 2017 USD ($)	Feb. 14, 2017 USD ($) shares	May 09, 2017 USD ($) $ / shares shares	Feb. 28, 2017 USD ($)	Jan. 31, 2017 shares	Mar. 31, 2017 USD ($) $ / shares	Mar. 16, 2017 USD ($) shares	Mar. 31, 2016 USD ($)	May 09, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	May 02, 2017 EUR (€) shares	Mar. 31, 2017 EUR (€)	Mar. 28, 2017 USD ($)	Mar. 21, 2017 shares	Jan. 10, 2017 USD ($) shares	Jan. 06, 2017 shares	Dec. 08, 2016 USD ($)
Subsequent Event [Line Items]
Issuance of notes receivable						$ 729,907
Notes receivable						$ 729,907
Common stock issued for services, amount										$ 171,752
Warrants exercised | $ / shares						$ 0.01
Number of warrants cancelled | shares														1,385,891
Loan to NMB [Member]
Subsequent Event [Line Items]
Principal amount of loan | €												€ 1,000,000
Notes receivable						$ 729,907
Interest rate						5.00%						5.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants exercised | $ / shares			$ 309,740						$ 593,598
Shares issued for warrants exercised | shares			309,740						593,598
Number of warrants cancelled | shares			2,898,151						2,898,151		1,512,260
Value of equity issuance			$ 2,500,000						$ 2,500,000
Price per share of equity issuance | $ / shares			$ 1.25						$ 1.25
Value of shares subscribed under the offering			$ 685,000						$ 685,000
Subsequent Event [Member] | Loan to NMB [Member]
Subsequent Event [Line Items]
Principal amount of loan | €											€ 1,500,000
Issuance of notes receivable			395,000
Notes receivable			1,142,242						$ 1,142,242
Common stock issued for services, amount			$ 175,000
Common stock issued for services, shares | shares			175,000
Consultant [Member]
Subsequent Event [Line Items]
Common stock issued for services, amount							$ 175,836
Common stock issued for services, shares | shares							175,836
Term of agreement							6 months
Sichenzia Ross Ference Kesner, LLP [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Common stock issued for services, amount				$ 12,500
Professional fees	$ 40,000
Stock payable, value	20,000
Accrued professional fees	$ 20,000
Payments for professional fees				$ 12,500
ACORN Management Partners, LLC [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Common stock issued for services, amount		$ 125,000
Common stock issued for services, shares | shares		125,000
Professional fees		$ 7,500
Adaptive Business Solutions, LLC [Member]
Subsequent Event [Line Items]
Common stock issued for services, shares | shares					38,336
Adaptive Business Solutions, LLC [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Stock payable, value																	$ 60,000
Rosellini Scientific, LLC [Member] | MicroTransponder, Inc. [Member]
Subsequent Event [Line Items]
Shares of stock held as investment | shares										167						100
Rosellini Scientific, LLC [Member] | Emeritus Clinical Solutions, Inc. [Member]
Subsequent Event [Line Items]
Shares of stock held as investment | shares										175						389
Rosellini Scientific, LLC [Member] | NMB [Member] | Nexeon Europe [Member]
Subsequent Event [Line Items]
Shares owned by RS | shares															107,154
Consideration for right to purchase															$ 1,000
Loan amount													$ 592,059		$ 1,000,000
Interest rate															5.00%
Third Party Consultants [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock issued for services, amount			$ 7,500
Common stock issued for services, shares | shares			7,500